Loans, financing and debentures - Breakdown by maturity – non-current (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (87,301,230)	R$ (91,796,352)
2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,803,013)
2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,195,704)
2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(14,830,563)
2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(14,879,329)
Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(12,207,704)
Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(33,384,917)
Bonds | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(39,937,294)
Bonds | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Bonds | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,599,399)
Bonds | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,700,749)
Bonds | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,155,884)
Bonds | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(6,525,377)
Bonds | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(16,955,885)
Panda Bonds - CNH [Member] | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,963,907)
Panda Bonds - CNH [Member] | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(907,427)
Panda Bonds - CNH [Member] | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(980,837)
Panda Bonds - CNH [Member] | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNH [Member] | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(75,643)
Panda Bonds - CNH [Member] | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNH [Member] | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Export credits (“export prepayments”) | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(15,253,641)
Export credits (“export prepayments”) | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,347,334)
Export credits (“export prepayments”) | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,943,742)
Export credits (“export prepayments”) | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,627,988)
Export credits (“export prepayments”) | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,419,096)
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(915,481)
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(143,525)
Assets Financing | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(75,592)
Assets Financing | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(62,089)
Assets Financing | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,844)
Assets Financing | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(33,473)
Assets Financing | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(14,372)
Assets Financing | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(19,033)
Assets Financing | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(68)
Assets Financing | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
ECA - Export Credit Agency | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,687,185)
ECA - Export Credit Agency | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(649,476)
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,037,709)
IFC - International Finance Corporation | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,919,069)
IFC - International Finance Corporation | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(263,870)
IFC - International Finance Corporation | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,342,546)
IFC - International Finance Corporation | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,187,723)
IFC - International Finance Corporation | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(1,124,930)
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(10,951)
BNDES – TJLP [Member] | Country of domicile | 2027 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,816)
BNDES – TJLP [Member] | Country of domicile | 2028 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,755)
BNDES – TJLP [Member] | Country of domicile | 2029 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,755)
BNDES – TJLP [Member] | Country of domicile | 2030 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(625)
BNDES – TJLP [Member] | Country of domicile | Later than five years and not later than six years | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,576,674)
BNDES – TLP [Member] | Country of domicile | 2027 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(120,552)
BNDES – TLP [Member] | Country of domicile | 2028 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(157,903)
BNDES – TLP [Member] | Country of domicile | 2029 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(143,738)
BNDES – TLP [Member] | Country of domicile | 2030 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(381,296)
BNDES – TLP [Member] | Country of domicile | Later than five years and not later than six years | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(481,610)
BNDES – TLP [Member] | Country of domicile | Later than six years [Member] | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,291,575)
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(522,110)
BNDES – SELIC [Member] | Country of domicile | 2027 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(30,542)
BNDES – SELIC [Member] | Country of domicile | 2028 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(40,722)
BNDES – SELIC [Member] | Country of domicile | 2029 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(40,722)
BNDES – SELIC [Member] | Country of domicile | 2030 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(40,722)
BNDES – SELIC [Member] | Country of domicile | Later than five years and not later than six years | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(40,722)
BNDES – SELIC [Member] | Country of domicile | Later than six years [Member] | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(328,680)
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(151,019)
BNDES – TR | Country of domicile | 2027 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,301)
BNDES – TR | Country of domicile | 2028 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,068)
BNDES – TR | Country of domicile | 2029 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,068)
BNDES – TR | Country of domicile | 2030 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,068)
BNDES – TR | Country of domicile | Later than five years and not later than six years | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,068)
BNDES – TR | Country of domicile | Later than six years [Member] | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(98,446)
NCE ("Export Credit Notes") | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(100,000)
NCE ("Export Credit Notes") | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(25,000)
NCE ("Export Credit Notes") | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(5,000,000)
NCR ("Rural producer certificate") | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(2,000,000)
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,000,000)
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(9,240,683)
Debentures | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(561,095)
Debentures | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(500,000)
Debentures | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,179,588)
Total in foreign currency [Member] | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(63,904,621)
Total in foreign currency [Member] | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,594,223)
Total in foreign currency [Member] | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(7,928,613)
Total in foreign currency [Member] | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(14,522,304)
Total in foreign currency [Member] | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(11,775,553)
Total in foreign currency [Member] | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(8,090,334)
Total in foreign currency [Member] | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(17,993,594)
Total in local currency [Member] | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(23,396,609)
Total in local currency [Member] | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(208,790)
Total in local currency [Member] | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(267,091)
Total in local currency [Member] | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(308,259)
Total in local currency [Member] | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(3,103,776)
Total in local currency [Member] | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	(4,117,370)
Total in local currency [Member] | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (15,391,323)